GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 16.89%
$ 2,000,000	AIG Ltd(a)(b) Series 2019-2A Class A 1.49%, 10/25/2032 3-mo. LIBOR + 1.36%	$ 2,001,400
	Anchorage Capital Ltd(a)(b)
	Series 14-3RA Class A
3,675,000	1.18%, 01/28/2031 3-mo. LIBOR + 1.05%	3,675,419
	Series 2014-4RA Class A
5,000,000	1.18%, 01/28/2031 3-mo. LIBOR + 1.05%	5,002,480
	Series 2020-15A Class AR
2,400,000	1.33%, 07/20/2034 3-mo. LIBOR + 1.20%	2,400,427
4,950,000	Apidos XII(a)(b) Series 13-12A Class AR 1.21%, 04/15/2031 3-mo. LIBOR + 1.08%	4,949,990
6,750,000	Benefit Street Partners VIII Ltd(a)(b) Series 2015-8A Class A1AR 1.23%, 01/20/2031 3-mo. LIBOR + 1.10%	6,750,621
3,400,000	BlueMountain Ltd(a)(b) Series 2021-31A Class A1 1.28%, 04/19/2034 3-mo. LIBOR + 1.15%	3,401,044
3,400,000	Cathedral Lake VI Ltd(a)(b) Series 2021-6A Class AN 1.37%, 04/25/2034 3-mo. LIBOR + 1.25%	3,401,064
	Cathedral Lake VII Ltd(a)(b)
	Series 2021-7RA Class C
350,000	2.70%, 01/15/2032 3-mo. LIBOR + 2.57%	343,635
	Series 2021-7RA Class D
700,000	4.41%, 01/15/2032 3-mo. LIBOR + 4.28%	684,911
2,400,000	Crown City III(a)(b) Series 2021-1A Class A1A 1.29%, 07/20/2034 3-mo. LIBOR + 1.17%	2,401,274
4,250,000	Dryden Ltd(a)(b) Series 2018-57A Class A 1.13%, 05/15/2031 3-mo. LIBOR + 1.01%	4,251,946
917,969	Educational Funding of the South Inc(b) Series 2011-1 Class A2 0.78%, 04/25/2035 3-mo. LIBOR + 0.65%	920,562
500,000	Ford Credit Auto Owner Trust(a) Series 2021-1 Class A 1.37%, 10/17/2033	502,111
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 1.15%, 04/20/2031 3-mo. LIBOR + 1.02%	4,600,299
Principal Amount		Fair Value
Non-Agency — (continued)
$ 800,000	Gulf Stream Meridian 3 Ltd(a)(b) Series 2021-IIIA Class A2 1.88%, 04/15/2034 3-mo. LIBOR + 1.75%	$ 800,120
	ICG Ltd(a)(b)
	Series 2018-1A Class A1
1,250,000	1.19%, 04/21/2031 3-mo. LIBOR + 1.06%	1,247,323
	Series 2021-1A Class C
1,750,000	2.33%, 04/17/2034 3-mo. LIBOR + 2.20%	1,745,889
2,500,000	Jamestown XVI Ltd(a)(b) Series 2021-16A Class A 1.32%, 07/25/2034 3-mo. LIBOR + 1.20%	2,501,408
650,000	Lupdateer Capital Commercial Mortgage Trust(a)(b) Series 2021-FL2 Class A 1.28%, 12/13/2038 1-mo. LIBOR + 1.20%	649,796
3,091,083	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 0.88%, 04/15/2029 3-mo. LIBOR + 0.75%	3,091,195
700,000	MF1 Multifamily Housing Mortgage Loan Trust(a)(b) Series 2021-FL6 Class A 1.18%, 07/16/2036 1-mo. LIBOR + 1.10%	699,997
938,901	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 0.64%, 05/25/2057 1-mo. LIBOR + 0.55%	938,974
5,000,000	RR 3 Ltd(a)(b) Series 2018-3A Class A1R2 1.22%, 01/15/2030 3-mo. LIBOR + 1.09%	5,011,890
70,370	SLM Student Loan Trust(b) Series 2007-1 Class A5 0.22%, 01/26/2026 3-mo. LIBOR + 0.09%	70,367
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 3.38%, 04/18/2031 3-mo. LIBOR + 3.25%	239,428
4,000,000	Sound Point XX Ltd(a)(b) Series 2018-2A Class A 1.23%, 07/26/2031 3-mo. LIBOR + 1.10%	4,001,060
115,582	Student Loan Consolidation Center Student Loan Trust I(a)(b) Series 2011-1 Class A 1.31%, 10/25/2027 1-mo. LIBOR + 1.22%	116,074
2,000,000	TCW Ltd(a)(b) Series 2021-1A Class A 1.30%, 03/18/2034 3-mo. LIBOR + 1.17%	2,000,928

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 2.38%, 01/25/2034 3-mo. LIBOR + 2.25%	$ 1,984,834
6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 1.27%, 01/20/2031 3-mo. LIBOR + 1.14%	6,650,020
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 1.20%, 01/20/2031 3-mo. LIBOR + 1.07%	6,653,691
TOTAL ASSET-BACKED SECURITIES — 16.89% (Cost $83,647,214)		$83,690,177
CORPORATE BONDS AND NOTES
Basic Materials — 0.52%
210,000	ArcelorMittal SA 4.25%, 07/16/2029	231,094
185,000	CF Industries Inc 5.38%, 03/15/2044	234,828
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	232,469
400,000	Glencore Funding LLC(a) 1.63%, 04/27/2026	398,095
200,000	Huntsman International LLC 2.95%, 06/15/2031	204,828
1,050,000	International Flavors & Fragrances Inc(a) 2.30%, 11/01/2030	1,041,041
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	247,377
		2,589,732
Communications — 2.13%
2,000,000	AT&T Inc 2.30%, 06/01/2027	2,069,952
1,800,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	2,024,324
250,000	Expedia Group Inc 2.95%, 03/15/2031	252,640
205,000	Netflix Inc 4.88%, 04/15/2028	236,263
590,000	Prosus NV 3.68%, 01/21/2030	612,102
185,000	Telecom Italia Capital SA 7.20%, 07/18/2036	226,625
	T-Mobile USA Inc
1,875,000	3.75%, 04/15/2027	2,065,670
230,000	3.38%, 04/15/2029	239,947
	Verizon Communications Inc
790,000	2.10%, 03/22/2028	801,921
1,750,000	4.33%, 09/21/2028	2,011,673
		10,541,117
Principal Amount		Fair Value
Consumer, Cyclical — 0.81%
$ 600,000	7-Eleven Inc(a) 1.30%, 02/10/2028	$ 576,797
125,000	AutoNation Inc 1.95%, 08/01/2028	123,258
825,000	General Motors Financial Co Inc 1.25%, 01/08/2026	814,537
220,000	Lithia Motors Inc(a) 4.38%, 01/15/2031	234,850
	Lowe's Cos Inc
525,000	1.30%, 04/15/2028	510,735
425,000	1.70%, 09/15/2028	421,281
550,000	1.70%, 10/15/2030	525,844
215,000	Mattel Inc(a) 5.88%, 12/15/2027	233,006
215,000	Newell Brands Inc 4.88%, 06/01/2025	237,295
350,000	Tractor Supply Co 1.75%, 11/01/2030	336,014
		4,013,617
Consumer, Non-Cyclical — 3.19%
1,075,000	AbbVie Inc 3.20%, 11/21/2029	1,158,324
110,000	Adventist Health System 2.95%, 03/01/2029	115,467
750,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 3.65%, 02/01/2026	822,616
625,000	Anheuser-Busch InBev Worldwide Inc 4.75%, 01/23/2029	735,798
675,000	Banner Health 2.34%, 01/01/2030	691,782
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	240,114
925,000	Becton Dickinson and Co 3.70%, 06/06/2027	1,024,333
235,000	Centene Corp 2.50%, 03/01/2031	231,769
925,000	Cigna Corp 4.13%, 11/15/2025	1,027,931
925,000	Constellation Brands Inc 3.70%, 12/06/2026	1,018,703
925,000	CVS Health Corp 3.88%, 07/20/2025	1,012,700
755,000	Emory University 2.14%, 09/01/2030	770,409
200,000	HCA Inc 5.63%, 09/01/2028	237,940
900,000	IHS Markit Ltd 4.25%, 05/01/2029	1,025,658
230,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(a)(c) 3.75%, 12/01/2031	239,322
375,000	JDE Peet's NV(a) 1.38%, 01/15/2027	369,975
1,775,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	2,060,644

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 170,000	Kraft Heinz Foods Co 6.50%, 02/09/2040	$ 241,399
950,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,014,031
225,000	Pilgrim's Pride Corp(a) 4.25%, 04/15/2031	241,763
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	237,350
255,000	Rush Obligated Group 3.92%, 11/15/2029	288,208
180,000	Stanford Health Care 3.31%, 08/15/2030	197,856
475,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	486,113
130,000	Sutter Health 2.29%, 08/15/2030	131,089
125,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	124,571
60,000	University of Chicago 5.42%, 10/01/2030	74,305
		15,820,170
Energy — 1.92%
1,240,000	Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029	1,377,950
220,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	233,889
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	238,875
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	1,105,814
325,000	5.50%, 06/01/2027	381,332
205,000	EQT Corp 6.63%, 02/01/2025	234,633
200,000	KazMunayGas National Co JSC 5.38%, 04/24/2030	235,750
200,000	Lukoil International Finance BV 4.75%, 11/02/2026	221,734
1,440,000	Lukoil Securities BV 3.88%, 05/06/2030	1,513,872
525,000	Lundin Energy Finance BV(a) 2.00%, 07/15/2026	528,167
1,050,000	MPLX LP 1.75%, 03/01/2026	1,056,466
180,000	Ovintiv Inc 6.50%, 08/15/2034	242,762
150,000	Phillips 66 1.30%, 02/15/2026	149,143
510,000	Qatar Petroleum(a) 3.30%, 07/12/2051	515,100
900,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	1,021,451
210,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.88%, 01/15/2029	235,300
Principal Amount		Fair Value
Energy — (continued)
$ 225,000	TechnipFMC PLC(a) 6.50%, 02/01/2026	$ 241,323
		9,533,561
Financial — 4.90%
375,000	Air Lease Corp 2.88%, 01/15/2026	391,836
925,000	American International Group Inc 3.90%, 04/01/2026	1,026,143
1,025,000	American Tower Corp REIT 2.10%, 06/15/2030	1,003,039
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	323,826
500,000	Avolon Holdings Funding Ltd(a) 4.25%, 04/15/2026	537,782
200,000	Banco Santander SA 2.75%, 12/03/2030	199,009
	Bank of America Corp
925,000	4.18%, 11/25/2027	1,031,147
475,000	2.59%, 04/29/2031	484,798
	BNP Paribas SA(a)
975,000	3.38%, 01/09/2025	1,039,568
625,000	1.32%, 01/13/2027	614,506
	BPCE SA(a)
950,000	1.65%, 10/06/2026	951,129
450,000	2.28%, 01/20/2032	437,076
210,000	CIT Group Inc 5.25%, 03/07/2025	233,888
	Citigroup Inc
875,000	0.78%, 10/30/2024	878,355
925,000	4.13%, 07/25/2028	1,032,524
925,000	Credit Suisse Group AG(a) 4.28%, 01/09/2028	1,028,121
950,000	Crown Castle International Corp REIT 3.65%, 09/01/2027	1,044,499
375,000	Deutsche Bank AG 2.13%, 11/24/2026	380,913
975,000	GE Capital International Funding Co Unlimited Co 3.37%, 11/15/2025	1,056,770
320,000	Huarong Finance II Ltd 4.63%, 06/03/2026	304,800
1,045,000	Invitation Homes Operating Partnership LP REIT 2.00%, 08/15/2031	1,003,590
500,000	JAB Holdings BV(a) 2.20%, 11/23/2030	490,677
375,000	JPMorgan Chase & Co 4.02%, 12/05/2024	401,655
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	241,380
550,000	Macquarie Bank Ltd(a)(d) 3.05%, 03/03/2036	544,565
375,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	371,726
	Morgan Stanley
975,000	2.70%, 01/22/2031	1,005,315
575,000	1.79%, 02/13/2032	547,624

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 725,000	2.48%, 09/16/2036	$ 709,577
230,000	MPT Operating Partnership LP / MPT Finance Corp REIT 3.50%, 03/15/2031	234,600
975,000	NatWest Group PLC 4.27%, 03/22/2025	1,052,162
600,000	Regions Financial Corp 1.80%, 08/12/2028	592,886
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	237,644
325,000	VEREIT Operating Partnership LP REIT 2.85%, 12/15/2032	337,629
230,000	VICI Properties LP / VICI Note Co Inc REIT(a) 3.50%, 02/15/2025	234,600
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	2,088,265
200,000	WP Carey Inc REIT 2.40%, 02/01/2031	197,396
		24,291,020
Industrial — 1.03%
215,000	AECOM 5.13%, 03/15/2027	238,112
235,000	Atkore Inc(a) 4.25%, 06/01/2031	242,050
300,000	Berry Global Inc(a) 1.57%, 01/15/2026	299,922
650,000	Boeing Co 5.15%, 05/01/2030	762,898
350,000	Carrier Global Corp 2.72%, 02/15/2030	362,096
235,000	Hillenbrand Inc 3.75%, 03/01/2031	233,285
300,000	Masco Corp 1.50%, 02/15/2028	291,865
235,000	Masonite International Corp(a) 3.50%, 02/15/2030	233,238
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	238,096
25,000	Nature Conservancy 1.30%, 07/01/2028	24,416
950,000	Otis Worldwide Corp 2.57%, 02/15/2030	975,280
	SYNNEX Corp(a)
500,000	2.38%, 08/09/2028	495,081
500,000	2.65%, 08/09/2031	489,013
200,000	Waste Management Inc 1.15%, 03/15/2028	192,585
		5,077,937
Technology — 1.76%
	Broadcom Inc
975,000	2.45%, 02/15/2031(a)	944,217
1,925,000	3.14%, 11/15/2035	1,918,948
Principal Amount		Fair Value
Technology — (continued)
	Dell International LLC / EMC Corp
$ 150,000	5.85%, 07/15/2025	$ 174,511
950,000	6.02%, 06/15/2026	1,130,051
25,000	5.30%, 10/01/2029	30,220
25,000	6.20%, 07/15/2030	31,982
230,000	EMC Corp 3.38%, 06/01/2023	237,475
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	238,450
1,700,000	Fiserv Inc 3.20%, 07/01/2026	1,835,400
925,000	Hewlett Packard Enterprise Co 4.90%, 10/15/2025	1,046,896
225,000	MSCI Inc(a) 3.63%, 09/01/2030	232,594
125,000	Skyworks Solutions Inc 3.00%, 06/01/2031	127,792
	VMware Inc
325,000	1.80%, 08/15/2028	320,178
200,000	4.70%, 05/15/2030	235,769
215,000	Western Digital Corp 4.75%, 02/15/2026	238,117
		8,742,600
Utilities — 0.64%
1,125,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	1,267,554
950,000	Enel Finance International NV(a) 1.88%, 07/12/2028	946,103
465,000	NextEra Energy Capital Holdings Inc 1.90%, 06/15/2028	465,292
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	234,025
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	237,475
		3,150,449
TOTAL CORPORATE BONDS AND NOTES — 16.90% (Cost $84,455,533)		$83,760,203
FOREIGN GOVERNMENT BONDS AND NOTES
	African Export-Import Bank(a)
200,000	2.63%, 05/17/2026	204,282
200,000	3.80%, 05/17/2031	207,000
	Indonesia Government International Bond
4,800,000	4.35%, 01/08/2027	5,410,965
630,000	3.50%, 01/11/2028	682,968
1,650,000	Israel Government International Bond 3.25%, 01/17/2028	1,809,159
530,000	Mexico Government International Bond 2.66%, 05/24/2031	511,307

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Perusahaan Penerbit SBSN Indonesia III
$ 890,000	4.55%, 03/29/2026	$ 1,004,872
300,000	4.15%, 03/29/2027	334,773
720,000	Qatar Government International Bond 4.50%, 04/23/2028	839,188
3,110,000	Romanian Government International Bond 3.00%, 02/14/2031	3,170,371
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.86% (Cost $14,331,329)		$14,174,885
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.39%
1,600,000	BANK Series 2017-BNK5 Class A5 3.39%, 06/15/2060	1,744,548
2,750,000	BXHPP Trust(a)(b) Series 2021-FILM Class A 0.73%, 08/15/2036 1-mo. LIBOR + 0.65%	2,751,722
1,050,000	CIM Retail Portfolio Trust(a)(b) Series 2021-RETL Class A 1.48%, 08/15/2036 1-mo. LIBOR + 1.40%	1,051,307
2,387,579	Extended Stay America Trust(a)(b) Series 2021-ESH Class A 1.16%, 07/15/2038 1-mo. LIBOR + 1.08%	2,394,319
4,300,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 1.12%, 12/15/2036 1-mo. LIBOR + 1.03%	4,298,671
1,477,959	JP Morgan Chase Commercial Mortgage Securities Trust (d) Series 2013-C13 Class A4 3.99%, 01/15/2046	1,550,085
650,000	KKR Industrial Portfolio Trust(a)(b) Series 2021-KDIP Class A 0.63%, 12/15/2037 1-mo. LIBOR + 0.55%	650,607
2,350,000	Starwood Trust(a)(b) Series 2021-FLWR Class A 0.66%, 07/15/2036 1-mo. LIBOR + 0.58%	2,345,532
		16,786,791
U.S. Government Agency — 2.54%
	Federal Home Loan Mortgage Corp
2,188	4.50%, 10/01/2025	2,364
1,026,242	4.50%, 05/01/2049	1,110,131
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 170,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit(a)(b) Series 2021-DNA5 Class M2 1.70%, 01/25/2034 1-mo. SOFR + 1.65%	$ 171,389
	Federal National Mortgage Association
2,191,890	4.50%, 07/01/2048	2,374,596
693,992	4.50%, 02/01/2049	751,171
119,425	4.50%, 01/01/2050	129,259
328,737	4.50%, 02/01/2050	354,553
44,392	4.50%, 08/01/2050	47,960
	Government National Mortgage Association
2,914,057	4.50%, 10/20/2048	3,110,265
2,202,166	5.00%, 12/20/2048	2,377,168
2,000,000	Uniform Mortgage-Backed Security(e) 4.50%, TBA	2,162,970
		12,591,826
TOTAL MORTGAGE-BACKED SECURITIES — 5.93% (Cost $29,404,750)		$29,378,617
MUNICIPAL BONDS AND NOTES
180,000	Bay Area Toll Authority 1.63%, 04/01/2028	180,466
90,000	California Statewide Communities Development Authority 1.88%, 02/01/2031	89,376
240,000	Chicago O'Hare International Airport 2.35%, 01/01/2030	243,229
65,000	City of Houston Texas Airport System Revenue 2.24%, 07/01/2029	66,471
30,000	City of New Orleans Louisiana Water System Revenue 1.46%, 12/01/2028	29,052
	City of Tucson Arizona
20,000	1.46%,07/01/2028	19,623
145,000	1.93%,07/01/2031	142,247
85,000	Metropolitan Transportation Authority 5.99%, 11/15/2030	107,275
	Municipal Improvement Corp of Los Angeles
160,000	1.65%,11/01/2028	159,079
490,000	2.07%,11/01/2030	493,574
	Port of Oakland
70,000	1.95%,05/01/2028	71,157
80,000	2.20%,05/01/2031	81,026
35,000	San Jose Financing Authority 1.86%, 06/01/2030	34,720

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 5,000	State of Maryland Department of Transportation 1.30%, 08/01/2028	$ 4,884
TOTAL MUNICIPAL BONDS AND NOTES — 0.35% (Cost $1,730,729)		$1,722,179
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
7,271,610	0.13%, 04/15/2025	7,800,790
3,643,500	0.13%, 04/15/2026(c)	3,944,136
42,254,303	0.13%, 07/15/2026	46,092,952
12,906,541	0.38%, 01/15/2027	14,248,788
15,512,956	0.38%, 07/15/2027	17,256,346
14,955,435	0.50%, 01/15/2028	16,727,164
34,750,025	0.75%, 07/15/2028	39,786,517
36,219,865	0.88%, 01/15/2029	41,846,677
13,326,375	0.25%, 07/15/2029	14,825,072
6,580,618	0.13%, 01/15/2030	7,229,169
8,518,240	0.13%, 07/15/2030	9,393,578
18,877,320	0.13%, 01/15/2031	20,717,121
20,000,000	0.13%, 07/15/2031	22,431,527
2,905,107	2.13%, 02/15/2040	4,321,914
1,054,251	1.38%, 02/15/2044	1,446,808
TOTAL U.S. TREASURY BONDS AND NOTES — 54.10% (Cost $253,808,037)		$268,068,559
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.55%
999,952	Undivided interest of 1.08% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $999,952 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(f)	999,952
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 999,952	Undivided interest of 1.32% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $999,952 on 10/1/21 collateralized by Federal National Mortgage Association securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(f)	$ 999,952
709,496	Undivided interest of 4.92% in a repurchase agreement (principal amount/value $14,411,175 with a maturity value of $14,411,199) with Citigroup Global Markets Inc, 0.06%, dated 9/30/21 to be repurchased at $709,496 on 10/1/21 collateralized by U.S. Treasury securities, 0.13% - 2.75%, 6/30/22 - 2/15/28, with a value of $14,699,399.(f)	709,496
TOTAL SHORT TERM INVESTMENTS — 0.55% (Cost $2,709,400)		$2,709,400
TOTAL INVESTMENTS — 97.58% (Cost $470,086,992)		$483,504,020
OTHER ASSETS & LIABILITIES, NET — 2.42%		$11,981,615
TOTAL NET ASSETS — 100.00%		$495,485,635

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2021.
(c)	All or a portion of the security is on loan at September 30, 2021.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At September 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 2 Year Treasury Note Futures	436	USD	95,943,844	December 2021	$(52,962)
U.S. 5 Year Treasury Note Futures	363	USD	44,555,414	December 2021	(204,378)
Short
U.S. 10 Year Treasury Note Futures	157	USD	20,662,672	December 2021	240,803
U.S. Long Bond Futures	76	USD	12,100,625	December 2021	261,483
U.S. Treasury Bond Futures	104	USD	15,106,000	December 2021	242,839
U.S. Ultra Bond Futures	6	USD	1,146,375	December 2021	2,084
				Net Appreciation	$489,869
At September 30, 2021, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
3-mo. LIBOR	1-mo. LIBOR	34,760,000	July 25, 2024	$(120,971)	Quarterly
0.75%	3-mo. LIBOR	5,470,000	December 16, 2024	(19,341)	Quarterly
3-mo. LIBOR	1.50%	5,570,000	December 15, 2028	83,508	Quarterly
1.53%	1-day SOFR	7,140,000	September 22, 2031	(87,413)	Quarterly
1-day SOFR	1.63%	8,560,000	September 22, 2036	104,430	Quarterly
			Net Depreciation	$(39,787)
At September 30, 2021, the Fund held the following outstanding centrally cleared inflation swaps:
Rate Paid by the Fund	Rate Received by the Fund	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
2.16%	CPI	20,700,000	January 09, 2023	832,661	At Maturity
1.09%	CPI	27,600,000	June 12, 2023	2,043,928	At Maturity
2.17%	CPI	20,000,000	January 09, 2024	784,943	At Maturity
2.35%	CPI	7,400,000	February 18, 2024	309,650	At Maturity
2.25%	CPI	28,200,000	February 20, 2024	937,918	At Maturity
2.78%	CPI	19,800,000	May 06, 2024	474,053	At Maturity
1.77%	CPI	18,200,000	August 05, 2024	1,260,752	At Maturity
1.72%	CPI	21,200,000	September 23, 2025	1,809,838	At Maturity
2.06%	CPI	13,300,000	December 23, 2025	854,849	At Maturity
			Net Appreciation	$9,308,592
Abbreviations:
CPI	Consumer Price Index
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Currency Abbreviations
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 30, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 614 futures contracts, net of both long and short positions, for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $75,688,600 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $180,010,000 in inflation swaps for the reporting period.

September 30, 2021